INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) numberOfSecurities entity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 352,464	$ 92,187	$ 277,082
Debt Securities, Available-for-sale, Realized Loss	16,600	1,300	1,600
Available For Sale Securities Net Realized Gain Loss Tax Provision	(3,600)	(284)	(132)
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Transfer, Amount	0	0
Debt Securities, Available-for-Sale, Restricted	1,500,000	1,600,000
Debt Securities, Held-to-maturity, Allowance for Credit Loss	$ 0	$ 0
NumberOfSecuritiesInSecurityPortfolio	743	972
Debt Securities, Held-to-maturity, Nonaccrual	$ 0
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss	(8,013)	$ (8,763)
Proceeds from Sale and Maturity of Debt Securities, Available-for-sale			277,100
Debt Securities, Available-for-sale, Realized Gain	1,200		1,000
Proceeds from Sale of Other Investments	11,559	0	$ 0
Equity Securities, FV-NI, Unrealized Gain (Loss)	2,200
Debt Securities, Available-for-Sale, Realized Gain (Loss)	9,700
Debt Securities, Unrealized Gain (Loss)	$ 1,100
Debt Securities, Unrealized Gain (Loss), Number | numberOfSecurities	2
Debt Securities, Available-for-Sale, Realized Gain (Loss), Number | entity	2
Debt Securities, Available-for-Sale, Unrealized Loss Position	$ 2,531,876	$ 2,820,773
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions	644	783
Financial Instrument, Other
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Unrealized Loss Position	$ 11,100